WESTVIEW ACQUISITION CORP.
401 E. Las Olas Boulevard, Suite 1560
Ft. Lauderdale, FL 33301

Westview Acquisition Corp. (the “Company”) hereby acknowledges that:

•	The Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to the disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing ; and

•	The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States

Westview Acquisition Corp.

By:	/s/ Mark Felstein
Name:	Mark Felstein
Title:	President